Right-of-Use Assets and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases are as follows:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Operating lease right-of-use assets
Office premises	5,166,836	23,553,935	3,000,539
Printing machines	1,309,309	1,130,187	143,975
Operating lease right-of-use assets	6,476,145	24,684,122	3,144,514

Current operating lease obligation
Office premises	2,473,161	9,238,458	1,176,889
Printing machines	363,182	368,244	46,910
Total current operating lease obligation	2,836,343	9,606,702	1,223,799

Non-current operating lease obligation
Office premises	2,693,675	14,315,477	1,823,651
Printing machines	946,127	761,943	97,064
Total non-current operating lease obligation	3,639,802	15,077,420	1,920,715

Total operating lease obligation	6,476,145	24,684,122	3,144,514

Other supplemental information about the Company’s operating lease as of December 31, 2024 and June 30, 2025:

	As of December 31, 2024	As of June 30, 2025
Weighted average discount rate	4.56%	3.20%
Weighted average remaining lease term (years)	2.48	2.53

Schedule of Undiscounted Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule are as follows:

	As of June 30, 2025
For the six-month periods ended June 30,	HK$	US$
2026	10,229,323	1,303,115
2027	10,222,123	1,302,198
2028	5,144,522	655,361
2029	52,920	6,741
2030	12,240	1,559
Total minimum lease payments	25,661,128	3,268,974
Less: imputed interest component	(977,006)	(124,460)
Lease liabilities recognized in the consolidated balance sheets	24,684,122	3,144,514